Lease Obligations - Summary of Supplemental Cash Flow and Other Information Related to Leases (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2020
Leases [Line Items]
Operating cash flows from operating leases	$ 27		$ 48
Operating cash flows from finance leases	2		2
Financing cash flows from finance leases	14		30
Right-of use assets obtained in exchange for lease obligations Operating leases	2		11
Right-of use assets obtained in exchange for lease obligations Finance leases	$ 2		$ 9
Alight Holdings
Leases [Line Items]
Operating cash flows from operating leases		$ 22		$ 42
Operating cash flows from finance leases		2		4
Financing cash flows from finance leases		17		24
Right-of use assets obtained in exchange for lease obligations Operating leases		10		26
Right-of use assets obtained in exchange for lease obligations Finance leases		$ 2		$ 62